Schedule of cost of sales (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total	€ 4,864	€ (197)
LP grelated services QINDAL shola gas [member]
IfrsStatementLineItems [Line Items]
Total	4,864
Hydrogen technologydeconsolidated entity [member]
IfrsStatementLineItems [Line Items]
Total		€ (197)